Amounts Due from Related Parties (Detail)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	$ 36,777,342	¥ 238,236,268	¥ 192,873,391
Wanjia Win-Win Assets Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	4,737,386	30,687,837	51,686,918
Wuhu Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	2,844,904	18,428,721	23,154,736
Gopher Capital GP
Related Party Transaction [Line Items]
Amounts due from related parties	7,814,036	50,617,764	21,936,258
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	3,137,286	20,322,711	20,253,899
Shanghai Gopher Languang Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	5,159,678	33,423,362	13,926,473
Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	9,472,970	61,364,006	9,270,051
Hangzhou Vanke Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	144,421	935,529	6,541,938
Gopher Nuobao Asset Management Company Limited
Related Party Transaction [Line Items]
Amounts due from related parties	1,486,565	9,629,670	1,084,967
Chongqing Gopher Longxin Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	11,832	76,647	6,558
Shanghai Nuobang Asset Management Company Limited
Related Party Transaction [Line Items]
Amounts due from related parties			1,737
Yiwu Xinguang Equity Investment Fund Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties			45,009,248
Tianjin Asset Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties			¥ 608
Wuhu Gopher Yintai Investment Management Company Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	3,498	22,657
Tianjin Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	227,407	1,473,097
Kunming Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	7,750	50,202
Shanghai Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	32,392	209,830
Wuhu Bona Film Investment Management Limited
Related Party Transaction [Line Items]
Amounts due from related parties	182,202	1,180,268
Shareholder transaction
Related Party Transaction [Line Items]
Amounts due from related parties	$ 1,515,015	¥ 9,813,967